Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Summary of Accounts Receivable

As at	December 31, 2022	December 31, 2021
Trade receivables	17,558	10,865
Other receivables	5,078	—
	22,636	10,865